SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	9 Months Ended
Sep. 30, 2025
Accounting Policies [Abstract]
Basis of preparation

A.	Basis of preparation

The interim condensed consolidated financial statements and accompanying notes have been prepared in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

The financial information as of December 31, 2024 that is included in this quarterly report is derived from the audited Consolidated Financial Statements and notes for the year ended December 31, 2024. Such financial information should be read in conjunction with the notes of the Consolidated Financial Statements included in our annual report.

All dollar amounts are in U.S. dollars unless otherwise stated.

Basis of Consolidation

B.	Basis of Consolidation

The interim condensed consolidated financial statements incorporate the financial statements of the Company, its wholly-owned subsidiaries and entities in which we have a controlling voting interest. Intercompany transactions and balances are eliminated upon consolidation.

Consolidation of a subsidiary begins when the Company obtains control over the subsidiary and ceases when the Company loses control of the subsidiary. Specifically, the results of subsidiaries acquired or disposed of during the year are included in profit or loss from the date the Company gains control until the date when the Company ceases to control the subsidiary.

Where necessary, adjustments are made to the financial statements of subsidiaries to ensure subsidiaries’ accounting policies are in line with Company’s accounting policies.

All intragroup assets and liabilities, equity, income, expenses, and cash flows relating to transactions between the members of the Company and its subsidiaries are eliminated upon consolidation.

THE REAL BROKERAGE INC.

NOTES TO THE INTERIM CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

FOR THE PERIOD ENDED SEPTEMBER 30, 2025 AND 2024

UNAUDITED

Use of Estimates

C.	Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. The Company regularly evaluates estimates and assumptions related to legal contingencies, income taxes, revenue recognition, stock-based compensation, intangible assets, goodwill and deferred income tax asset valuation allowances. The Company bases its estimates and assumptions on current facts, historical experience and various other factors that it believes to be reasonable under the circumstances, the results of which form the basis for making judgments about the carrying values of assets and liabilities and the accrual of costs and expenses that are not readily apparent from other sources. The actual results experienced by the Company may differ materially and adversely from the Company’s estimates. To the extent there are material differences between the estimates and the actual results, future results of operations will be affected.

Cash and Cash Equivalents and Restricted Cash

D.	Cash and Cash Equivalents and Restricted Cash

The following table (in thousands) provides a reconciliation of cash, cash equivalents, and restricted cash further reported within the interim condensed consolidated balance sheets that sum to the total of the same amounts shown on the interim condensed consolidated statements of cash flows.

	As of
	September 30, 2025	December 31, 2024
Cash and cash equivalents	$36,427	$23,376
Restricted cash	35,945	24,089
Total cash, cash equivalents, and restricted cash, ending balance	$72,372	$47,465

Income Taxes

E.	Income Taxes

The Company accounts for income taxes under the asset and liability method pursuant to ASC 740, Income Taxes. Under this method, the Company recognizes deferred tax assets and liabilities for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. A valuation allowance is recorded for deferred tax assets if it is more likely than not that some portion or all of the deferred tax assets will not be realized based on all available positive and negative evidence.

Tax benefits related to uncertain tax positions are recognized when it is more likely than not that a tax position will be sustained during an audit. Interest and penalties related to unrecognized tax benefits are included within the provision for income tax.

Financing Receivables, net

F.	Financing Receivables, net

The Company provides financing services to its agents with credit terms of up to three years. The balances reported in the interim condensed consolidated balance sheets were at the outstanding principal amount less allowance of credit losses. The accrued interest receivables are also included in financing receivables as of the balance sheet date. In estimating the amount of the allowance for credit losses, the Company considers a combination of historical loss data, agent-specific information, current market conditions and reasonable and supportable forecasts of future economic conditions to inform adjustments to historical loss data. Both the allowance for credit losses and the interest income related to financing receivables were immaterial for the three and nine months ended September 30, 2025 and the three and nine months ended September 30, 2024.

Investments in Equity Securities

G.	Investments in Equity Securities

The Company’s investments in equity securities include securities without readily determinable fair values. For investments without readily determinable fair values, the Company has elected to use the measurement alternative, under which the investment is measured at its cost minus impairment, if any, plus or minus changes resulting from observable price changes in orderly transactions for the identical or a similar investment of the same issuer. This election is reassessed each reporting period to determine whether non-marketable equity investments have a readily determinable fair value, in which case they would no longer be eligible for this election. Indicators of impairment may include negative changes in the industry, unfavorable market conditions, weak financial performance, or other relevant events and factors. No impairment was recorded in the interim condensed consolidated statements of comprehensive loss for the three and nine months ended September 30, 2025 and 2024.

THE REAL BROKERAGE INC.

NOTES TO THE INTERIM CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

FOR THE PERIOD ENDED SEPTEMBER 30, 2025 AND 2024

UNAUDITED

Accounting Policy Developments

H.	Accounting Policy Developments

New Accounting Pronouncements

In December 2023, the FASB issued ASU 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures (“ASU 2023-09”), to require disaggregated information about a reporting entity’s effective tax rate reconciliation, as well as information on income taxes paid. The new requirements should be applied on a prospective basis, with an option to apply them retrospectively. ASU 2023-09 is effective for annual periods beginning after December 15, 2024. The Company is currently evaluating the impact ASU 2023-09 will have on its consolidated financial statements and related disclosures.

In November 2024, the FASB issued ASU 2024-03, Disaggregation of Income Statement Expenses (“DISE” or “ASU 2024-03”) which requires enhanced disclosure of the nature of expenses included in the income statement. The new standard requires disclosures about specific types of expenses included in the functional expense captions presented on the face of the income statement as well as disclosures about selling expenses. DISE will be effective for annual reporting periods beginning after December 15, 2026, with early adoption permitted. The Company is currently evaluating the impact ASU 2024-03 will have on its consolidated financial statements and related disclosures.

In July 2025, the FASB issued ASU 2025-05, Financial Instruments - Credit Losses (Topic 326): Measurement of Credit Losses for Accounts Receivable and Contract Assets (“ASU 2025-05”), which introduces an optional practical expedient for all entities in developing reasonable and supportable forecasts when estimating expected credit losses. ASU 2025-05 is effective for annual periods beginning after December 15, 2025, with early adoption permitted. The Company is currently evaluating the impact ASU 2025-05 will have on its consolidated financial statements and related disclosures.

In September 2025, the FASB issued ASU 2025-06, Intangibles - Goodwill and Other - Internal-Use Software (Subtopic 350-40) (“ASU 2025-06”), which amends the requirements for the capitalization of internal-use software. ASU 2025-06 is effective for annual periods beginning after December 15, 2027. The Company is currently evaluating the impact ASU 2025-06 will have on its consolidated financial statements and related disclosures.